UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant's telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2024

Date of reporting period: 12/31/2023

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Family of Funds (the “Funds”), series of the 360 Funds (the “registrant”), for the period ended December 31, 2023 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund
IMS Strategic Income Fund

Semi-Annual Report

December 31, 2023

Fund Adviser:

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, OR 97086

Toll Free (800) 934-5550

IMPORTANT NOTE: Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise, visually engaging, and streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but will be available online and filed semi-annually on Form N-CSR; you can also request a copy be delivered to you free of charge. The rule and form amendments have a compliance date of July 24, 2024. Prior to this compliance date and as permitted by current SEC regulations, paper copies of the Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns (for the years ended December 31, 2023)
	One Year	Five Years	Ten Years
IMS Capital Value Fund *	47.43%	13.63%	7.68%
S&P 500® Total Return Index **	26.29%	15.70%	12.03%

Total annual operating expenses, as disclosed in the Value Fund’s current prospectus dated October 27, 2023, were 2.00% of average daily net assets. IMS Capital Management, Inc. (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Value Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.95% until and through at least October 31, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Value Fund within the three years from the date of the waiver or reimbursement, provided that the Value Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the S&P 500® Total Return Index.

INVESTMENT RESULTS - (Unaudited)

	Average Annual Total Returns (for the years ended December 31, 2023)
	One Year	Five Years	Ten Years
IMS Strategic Income Fund*	11.25%	4.51%	(3.27)%
Bloomberg Barclays U.S. Aggregate Bond Index**	5.53%	1.10%	1.81%

Total annual operating expenses, as disclosed in the Income Fund’s current prospectus dated October 27, 2023, were 3.22% of average daily net assets (2.00% after fee waivers/expense reimbursements by the Adviser). The Adviser as entered into an Expense Limitation Agreement with the Income Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Income Fund, if necessary, in an amount that limits the Income Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Income Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.95% until and through at least October 31, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Income Fund within the three years from the date of the waiver or reimbursement, provided that the Income Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.

FUND HOLDINGS - (Unaudited)

IMS Capital Value Fund Holdings as of December 31, 20231

1 As a percent of net assets.

The investment objective of the Value Fund is long-term growth from capital appreciation, and secondarily, income from dividends. The Value Fund typically invests in mid-cap securities, which the Adviser defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the Adviser defines as those with a market capitalization of greater than $11 billion.

FUND HOLDINGS - (Unaudited) (continued)

IMS Strategic Income Fund Holdings as of December 31, 20231

1 As a percent of net assets.

The investment objective of the Income Fund is current income, and a secondary objective of capital appreciation. In pursuing its investment objectives, the Income Fund will generally invest in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Adviser has determined that a liquid trading market exists. Under normal circumstances, the Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 through December 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid

During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is only useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

IMS Funds	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period* July 1, 2023 – December 31, 2023
Capital Value Fund
Actual (+15.69%)	$ 1,000.00	$ 1,156.90	$ 10.30
Hypothetical**	$ 1,000.00	$ 1,015.60	$ 9.63
Strategic Income Fund
Actual (+7.03%)	$ 1,000.00	$ 1,070.30	$ 10.30
Hypothetical**	$ 1,000.00	$ 1,015.20	$ 10.03

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios for the Capital Value Fund and the Strategic Income Fund were 1.90% and 1.98%, respectively.
**	Assumes a 5% annual return before expenses.

IMS Capital Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCK - 99.82%	Shares	Value

Communication Services - 16.07%
Alphabet, Inc. - Class C (a)	16,000	$2,254,880
Meta Platforms, Inc. - Class A (a)	8,200	2,902,472
Verizon Communications, Inc.	26,000	980,200
Walt Disney Co.	12,400	1,119,596
		7,257,148
Consumer Discretionary - 16.40%
Amazon.com, Inc. (a)	14,560	2,212,246
Dutch Bros, Inc. - Class A (a)	33,100	1,048,277
Home Depot, Inc.	2,720	942,616
NIKE, Inc. - Class B	12,000	1,302,840
Starbucks Corp.	19,762	1,897,350
		7,403,329
Consumer Staples - 2.60%
Costco Wholesale Corp.	700	462,056
PepsiCo, Inc.	4,200	713,328
		1,175,384
Energy - 2.33%
Chevron Corp.	4,900	730,884
Exxon Mobil Corp.	3,200	319,936
		1,050,820
Financials - 13.05%
Bank of America Corp.	27,900	939,393
Charles Schwab Corp.	11,530	793,264
U.S. Bancorp	36,000	1,558,080
Wells Fargo & Co.	52,900	2,603,738
		5,894,475
Health Care - 10.92%
AbbVie, Inc.	7,600	1,177,772
Amgen, Inc.	3,000	864,060
Johnson & Johnson	6,500	1,018,810
Pfizer, Inc.	21,500	618,985
UnitedHealth Group, Inc.	2,379	1,252,472
		4,932,099
Industrials - 10.19%
Boeing Co. (a)	10,720	2,794,275
General Electric Co.	14,150	1,805,965
		4,600,240

IMS Capital Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCK - 99.82% (continued)	Shares	Value

Information Technology - 25.07%
Adobe, Inc. (a)	2,700	$1,610,820
Advanced Micro Devices, Inc. (a)	5,500	810,755
Apple, Inc.	10,000	1,925,300
Broadcom, Inc.	590	658,588
Intel Corp.	23,600	1,185,900
Microsoft Corp.	6,300	2,369,052
NVIDIA Corp.	4,000	1,980,880
QUALCOMM, Inc.	5,388	779,266
		11,320,561
Utilities - 3.19%
Hawaiian Electric Industries, Inc.	50,700	719,433
NextEra Energy, Inc.	11,900	722,806
		1,442,239

TOTAL COMMON STOCK (Cost $32,918,358)		45,076,295

MONEY MARKET FUND - 0.30%
Federated Hermes Government Obligations Fund - Institutional Shares, 5.23% (b)	133,725	133,725

TOTAL MONEY MARKET FUND (Cost $133,725)		133,725

INVESTMENTS AT VALUE (Cost $33,052,083) - 100.12%		$45,210,020

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.12)%		(55,376)

NET ASSETS - 100.00%		$45,154,644

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at December 31, 2023, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCK - 27.15%	Shares	Value

Communication Services - 3.96%
AT&T, Inc.	15,200	$255,056
Verizon Communications, Inc.	6,700	252,590
		507,646
Consumer Staples - 9.55%
Altria Group, Inc.	11,900	480,046
B&G Foods, Inc.	23,100	242,550
Keurig Dr Pepper, Inc.	7,600	253,232
Sysco Corp.	3,400	248,642
		1,224,470
Financials - 5.79%
Fifth Third Bancorp	7,200	248,328
State Street Corp.	3,200	247,872
U.S. Bancorp	5,700	246,696
		742,896
Health Care - 1.96%
Bristol-Myers Squibb Co.	4,900	251,419

Information Technology - 1.97%
Cisco Systems, Inc.	5,000	252,600

Materials - 1.97%
Air Products and Chemicals. Inc.	925	253,265

Utilities - 1.95%
Edison International	3,500	250,215

TOTAL COMMON STOCK (Cost $3,505,486)		3,482,511

CORPORATE BONDS - 56.82%	Principal Amount

AT&T, Inc., 3.650%, due 09/15/2059	$650,000	467,861
Broadcom, Inc., 3.500%, due 02/15/2041 (a)	600,000	477,279
Corning, Inc., 5.450%, due 11/15/2079	500,000	484,864
Enterprise Products Operating LLC, 8.638%, due 08/16/2077 (b)	326,000	323,967
Ford Motor Co., 4.750%, due 01/15/2043	700,000	579,988
Mattel, Inc., 6.200%, due 10/01/2040	600,000	577,851
Navient Corp., 5.625%, due 08/01/2033	675,000	552,346
Nordstrom, Inc., 5.000%, due 01/15/2044	650,000	463,737
Occidental Petroleum Corp., 6.450%, due 09/15/2036	500,000	530,355
Paramount Global, 4.900%, due 08/15/2044	700,000	552,653
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/2028 - Liberia	700,000	645,257
Service Properties Trust, 3.950%, due 01/15/2028	725,000	593,822
Staples, Inc., 10.750%, due 04/15/2027 (a)	750,000	546,624
Verizon Communications, Inc., 3.000%, due 11/20/2060	750,000	491,715

TOTAL CORPORATE BONDS (Cost $7,632,663)		7,288,319

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

STRUCTURED NOTES - 15.21%	Principal Amount	Value

Bank of Montreal Callable Barrier Notes - Series G, 6.000%, due 07/17/2028 - Canada (b) (c) (h)	$600,000	$545,280
Citigroup Global Markets Holdings, Inc. Callable Range Accrual Notes, 0.000%, due 04/16/2035 (b) (d) (h)	550,000	418,000
Citigroup Global Markets Holdings, Inc., Callable Range Accrual Notes, 0.000%, due 03/18/2037 (b) (e) (h)	190,000	144,514
JPMorgan Chase Financial Co. LLC Callable Range Accrual Notes, 0.000%, due 02/26/2036 (b) (f) (h)	500,000	273,900
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Notes, 10.000%, due 10/29/2038 - France (b) (g) (h)	550,000	569,250

TOTAL STRUCTURED NOTES (Cost $2,374,364)		1,950,944

INVESTMENTS AT VALUE (Cost $13,512,513) - 99.18%		$12,721,774

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.82%		105,735

NET ASSETS - 100.00%		$12,827,509

Percentages are stated as a percent of net assets.

(a)  Security exempted from registration under Rule 144A of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(b)  Variable rate security. Rate shown represents the rate in effect at December 31, 2023.

(c) The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date at the Contingent Interest Rate of 1.50% per quarter (approximately 6.00% per annum) if the closing level of each of the NASDAQ 100® Index and the Russell 2000® Index (each, a “Reference Asset” and, collectively, the “Reference Assets”) Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.

(d) Contingent interest will accrue on the notes during each accrual period at 7.00% per annum only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the CMS spread is greater than the CMS spread barrier (meaning that CMS30 is greater than CMS2) on that day and (ii) the closing level of each underlying index, the Russell 2000® Index and Dow Jones Industrial AverageTM, on that day is greater than or equal to its accrual barrier level.

(e) Contingent interest will accrue on the securities during each accrual period at the contingent rate of 13.000% only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the SOFR CMS spread is greater than or equal to the SOFR CMS spread barrier (meaning that SOFR CMS30 is greater than or equal to SOFR CMS2) on that day and (ii) the closing level of each underlying index, the EURO STOXX® Banks Index and the S&P 500® Index, on that day is greater than or equal to its accrual barrier level. Accordingly, the accrual of interest during each accrual period will be contingent on the SOFR CMS spread and the level of each underlying index.

(f) The interest rate during the Initial Interest Periods from the Original Issue Date of the notes and ending on but excluding February 26, 2022 shall be 9.00% per annum. After the Initial Interest Periods, interest will accrue for each other Interest Period, at a per annum rate equal to the Spread (the 30-Year ICE Swap Rate minus the 2-Year ICE Swap Rate) on the applicable Determination Date for such Interest Period multiplied by the Multiplier, provided that the Closing Level of each Index, the S&P 500® Index and EURO STOXX® 50 Index, on each Accrual Determination Date during such Interest Period is greater than or equal to its Minimum Index Level (for each Index, 70.00% of its Initial Value), and subject to the Maximum Interest Rate of 9.00% and the Minimum Interest Rate of 0.00%.

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

(g) The interest rate during the first five years is a fixed rate of 10.00% per annum and after the first five years to maturity or early redemption by the issuer, at the Variable Coupon Rate per annum described below, subject to the Maximum Coupon Rate of 10.00% per annum and the Minimum Coupon Rate of 0.00% per annum.  The Variable Coupon Rate for each Coupon Period will be linked to the Reference Rate for that period, which is the difference between the 30 Year USD SOFR ICE Swap Rate and 2 Year USD SOFR ICE
Swap Rate.

(h) This security is currently valued by the Adviser using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.  The aggregate value of such securities is $1,950,944 which represents 15.21% of net assets.

The following abbreviations are used in this portfolio:

Ltd. - Limited

LLC - Limited Liability Corporation

CMS - Constant Maturity Swap

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund
Assets:
Investments in securities:
At cost	$33,052,083	$13,512,513
At value	$45,210,020	$12,721,774
Receivables:
Interest	1,764	160,320
Dividends	37,353	76,539
Fund shares sold	300	—
Prepaid expenses	5,242	5,601
Total assets	45,254,679	12,964,234

Liabilities:
Payables:
Line of credit borrowings	—	112,729
Fund shares redeemed	30,800	—
Due to Adviser	45,207	3,216
Due to administrator, fund accountant and transfer agent	14,371	8,967
Accrued trustee fees	1,063	1,063
Accrued expenses	8,594	10,750
Total liabilities	100,035	136,725
Commitments and contingencies (a)
Net Assets	$45,154,644	$12,827,509

Net Assets consist of:
Paid-in capital	$30,205,436	$38,917,033
Total accumulated deficit	14,949,208	(26,089,524)
Total Net Assets	$45,154,644	$12,827,509

Shares outstanding (unlimited number of shares authorized, no par value)	1,482,493	6,032,027
Net asset value and offering price per share	$30.46	$2.13
Minimum redemption price per share (b)	$30.31	$2.12

(a) See Note 4 in the Notes to Financial Statements.

(b) A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
For the six months ended December 31, 2023 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund

Investment income:
Dividends	$276,142	$258,991
Interest	44,514	316,069
Total investment income	320,656	575,060

Expenses:
Investment Adviser fees (a)	249,337	74,775
Accounting, administration and transfer agent fees and expenses (a)	71,118	41,774
Legal expenses	10,712	10,713
Printing expenses	9,461	8,712
Trustee fees and expenses	8,346	8,346
Audit expenses	5,972	5,972
Miscellaneous expenses	5,219	4,562
Compliance fees (a)	4,928	4,928
Custodian expenses	4,773	3,908
Insurance expenses	4,755	1,640
Registration expenses	3,128	5,345
Shareholder networking fees	2,642	815
Pricing expenses	2,467	10,182
Interest expenses	1,963	1,963
Total expenses	384,821	183,635
Plus: Expenses recouped (Less: fees waived/expenses reimbursed) by Adviser (a)	6,180	(65,950)
Net expenses	391,001	117,685

Net Investment Income (Loss)	(70,345)	457,375

Realized and unrealized gain (loss) on investment securities:
Net realized gain (loss) on investment securities	3,442,998	(2,025,158)
Change in unrealized appreciation on investment securities	2,790,021	2,379,925
Net realized and unrealized gain on investment securities	6,233,019	354,767

Net Increase in Net Assets Resulting from Operations	$6,162,674	$812,142

(a) See Note 4 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
STATEMENT OF CASH FLOWS

For the six months ended December 31, 2023 (Unaudited)

Six Months Ended
December 31, 2023
Increase (decrease) in cash:
Cash flows from operating activities:
Increase in net assets resulting from operations	$812,142
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Return of capital dividends received	872
Accretion of discount/Amortization of premium, net	(25,202)
Purchase of investment securities	(27,534,693)
Proceeds from disposition of investment securities	26,634,029
Sells of short-term investment securities, net	372,836
Increase in dividends and interest receivable	(49,516)
Decrease in prepaid expenses	4,773
Decrease in accrued expenses	(8,869)
Net unrealized depreciation on investment securities	(2,379,925)
Net realized gain on investment securities	2,025,185
Net cash provided by operating activities	(148,368)

Cash flows from financing activities:
Proceeds from loan	3,781,268
Payments on loan	(3,668,539)
Proceeds from Fund shares sold	447,276
Payment on Fund shares redeemed	(405,927)
Cash distributions paid	(5,710)
Net cash used for financing activities	148,368

Net increase in cash	$—

Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $407,496.

Interest paid by the Fund for outstanding balances on the line of credit amounted to $1,963.

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment loss	$(70,345)	$(318,647)
Net realized gain (loss) on investment securities	3,442,998	(316,548)
Change in unrealized appreciation on investment securities	2,790,021	10,269,759
Net increase in net assets resulting from operations	6,162,674	9,634,564

Distributions to shareholders from:
Distributable earnings	—	—
Total Distributions	—	—

Capital share transactions:
Proceeds from shares purchased	1,610,565	462,146
Reinvestment of distributions	—	—
Amount paid for shares redeemed	(3,391,018)	(3,402,589)
Proceeds from redemption fees	40	605
Net decrease in net assets from share transactions	(1,780,413)	(2,939,838)

Total Increase in Net Assets	4,382,261	6,694,726

Net Assets:
Beginning of period/year	$40,772,383	34,077,657

End of period/year	$45,154,644	$40,772,383

Capital Share Transactions
Shares purchased	57,592	19,969
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(123,460)	(151,681)
Net decrease in capital shares	(65,868)	(131,712)

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$457,375	$825,540
Net realized loss on investment securities	(2,025,158)	(237,371)
Change in unrealized appreciation on investment securities	2,379,925	170,556
Net increase in net assets resulting from operations	812,142	758,725

Distributions to shareholders from:
Distributable earnings	(413,206)	(850,355)
Total Distributions	(413,206)	(850,355)

Capital share transactions:
Proceeds from shares purchased	447,276	306,265
Reinvestment of distributions	407,496	838,481
Amount paid for shares redeemed	(405,927)	(787,151)
Proceeds from redemption fees	—	491
Net increase in net assets from share transactions	448,845	358,086

Total Increase in Net Assets	847,781	266,456

Net Assets:
Beginning of period/year	$11,979,728	11,713,272

End of period/year	$12,827,509	$11,979,728

Capital Share Transactions
Shares purchased	219,685	147,213
Shares issued in reinvestment of distributions	201,378	403,098
Shares redeemed	(196,028)	(381,620)
Net increase in capital shares	225,035	168,691

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

			For the Years Ended
	Six Months Ended December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$26.33		$20.28	$30.88	$22.50	$23.47	$24.75

Investment Operations:
Net investment income (loss)	(0.05)		(0.22)	(0.30)	(0.18)	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	4.18		6.27	(6.76)	9.13	0.21	1.27
Total from investment operations	4.13		6.05	(7.06)	8.95	0.27	1.25

Less Distributions to Shareholders:
From net investment income	—		—	—	(0.04)	—	—
From net realized capital gains	—		—	(3.54)	(0.53)	(1.24)	(2.53)
Total distributions	—		—	(3.54)	(0.57)	(1.24)	(2.53)

Paid in capital from redemption fees (a) (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period/Year	$30.46		$26.33	$20.28	$30.88	$22.50	23.47

Total Return (c)	15.69	%(e)	29.83%	(26.27)%	40.16%	0.77%	6.99%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$45,155		$40,772	$34,078	$45,354	$31,243	30,372

Ratio of expenses to average net assets: (d)	1.90	%(f)	1.96%	1.82%	1.85%	1.88%	1.80%

Ratio of expenses to average net assets before recoupment, waiver and/or reimbursement: (d)	1.87	%(f)	1.98%	1.82%	1.85%	1.88%	1.80%

Ratio of net investment income (loss) to average net assets: (d)	(0.34	)%(f)	(0.87)%	(1.10)%	(0.69)%	0.26%	(0.10)%

Ratio of net investment income (loss) to average net assets before recoupment, waiver and/or reimbursement: (d)	(0.31	)%(f)	(0.89)%	(1.10)%	(0.69)%	0.26%	(0.10)%

Portfolio turnover rate	21.77	%(e)	22.21%	37.16%	79.58%	263.64%	17.29%

(a)	The average shares method was used to calculate redemption fees.
(b)	Represents less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The ratios include 0.01% of interest expense during the years ended June 30, 2019, June 30, 2020, June 30, 2021 and June 30, 2023, 0.002% during the year ended June 30, 2022 and 0.01% during the six months ended December 31, 2023.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

			For the Years Ended
	Six Months Ended December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$2.06		$2.08	$2.78	$2.30	$2.61		$2.45

Investment Operations:
Net investment income	0.08		0.15	0.18	0.15	0.15		0.13
Net realized and unrealized gain (loss) on investments	0.06		(0.02)	(0.71)	0.49 (a)	(0.31	)(a)	0.16 (a)
Total from investment operations	0.14		0.13	(0.53)	0.64	(0.16)		0.29

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.15)	(0.17)	(0.16)	(0.15)		(0.13)
Total distributions	(0.07)		(0.15)	(0.17)	(0.16)	(0.15)		(0.13)

Paid in capital from redemption fees (b)	—		0.00 (c)	—	—	0.00	(c)	0.00 (c)

Net Asset Value, End of Period/Year	$2.13		$2.06	$2.08	$2.78	$2.30		$2.61

Total Return (d)	7.03	%(e)	6.42%	(20.06)%	28.53%	(6.31)%		12.22%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$12,828		$11,980	$11,713	$15,188	$11,742		$5,914

Ratio of expenses to average net assets: (e)	1.98	%(g)	1.98%	1.96%	1.95%	1.96%		1.98%

Ratio of expenses to average net assets before waiver & reimbursement: (e)	3.10	%(g)	3.20%	2.77%	2.87%	3.62%		4.29%

Ratio of net investment income to average net assets: (e)	7.71	%(g)	6.97%	6.85%	5.88%	6.58%		5.27%

Ratio of net investment income to average net assets before waiver & reimbursement: (e)	6.60	%(g)	5.76%	6.03%	4.96%	4.92%		2.95%

Portfolio turnover rate	232.85	%(f)	493.36%	477.02%	531.13%	390.29%		728.46%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of subscriptions and redemptions in relation to fluctuating market values.
(b)	The average shares method was used to calculate redemption fees.
(c)	Represents less than $0.005 per share.``
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(e)	The ratios include 0.03% of interest expense during the year ended June 30, 2019, 0.01% during the year ended June 30, 2020, 0.002% for the year ended June 30, 2021, 0.01% for the year ended June 30, 2022, 0.03% for the year ended June 30, 2023 and 0.03% for the six months ended December 31, 2023.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment adviser of each Fund is IMS Capital Management, Inc. (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has evaluated the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2021, June 30, 2022 and June 30, 2023) and expected to be taken during the year ended June 30, 2024, and has concluded that no provision for income tax is required in these financial statements. As of and during the six months ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended December 31, 2023, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2020.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”).

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the six months ended December 31, 2023, the Funds made no reclassifications to increase (decrease) the components of net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. A description of the valuation techniques applied to each Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, structured notes and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2023:

	Valuation Inputs
Investments at Value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$45,076,295	$—	$—	$45,076,295
Money Market Securities	133,725	—	—	133,725
Total	$45,210,020	$—	$—	$45,210,020

* Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2023:

	Valuation Inputs
Investments at value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$3,482,511	$—	$—	$3,482,511
Corporate Bonds	—	7,288,319	—	7,288,319
Structured Notes	—	—	1,950,944	1,950,944
Total	$3,482,511	$7,288,319	$1,950,944	$12,721,774

* Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund and the Income Fund did not hold any derivative instruments during the reporting period. The Value Fund and the Income Fund recognize transfers between fair value hierarchy levels at the end of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2023	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2023
Structured Notes	$3,461,698	$(1,324,991)	$1,889	$1,409,198	$550,000	$(2,146,850)	$—	$—	$1,950,944
Total	$3,461,698	$(1,324,991)	$1,889	$1,409,198	$550,000	$(2,146,850)	$—	$—	$1,950,944

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2023 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2023:

	Quantitative information about Level 3 fair value measurements
	Fair value at 12/31/2023	Valuation technique(s)	Unobservable input	Range
Structured Notes	$1,950,944	Vendor Pricing	Broker quotes (1)	$54.78–$103.50

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement. Unobservable inputs from the broker quotes were not included because the Income Fund does not develop the quantitative inputs and they are not readily available.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2023 was $111,890 as shown below.

Total Change in Unrealized Appreciation
Structured Notes	$111,890
Total	$111,890

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act) to not more than 1.95% through at least October 31, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment. Before October 31, 2024, the agreement cannot be terminated without approval by the Funds’ Board.

Under the terms of the Advisory Agreement, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned, fee waivers and recoupments, and expenses reimbursed during the six months ended December 31, 2023, as well as amounts due to the Adviser at December 31 , 2023.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2023 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

	Value Fund	Income Fund
Management fee under Advisory Agreement (as a percentage of average net assets)	1.21%	1.26%
Expense limitation (as a percentage of average net assets)	1.95%	1.95%
Management fees earned	$249,337	$74,775
Expenses recouped (fees waived/expenses reimbursed)	$6,180	$(65,950)
Payable to Adviser	$45,207	$3,216

The amounts subject to repayment by the Funds pursuant to the aforementioned conditions, are as follows:

Fund	Amount	Expires June 30,
Income Fund	$91,367	2024
Income Fund	$115,814	2025
Income Fund	$143,567	2026
Income Fund	$65,950	2027

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the six months ended December 31, 2023, the Funds accrued servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$71,118
Income Fund	$41,774

The Funds have also entered into a CCO Service Agreement (the “CCO Agreement”) with M3Sixty to provide Chief Compliance Officer (“CCO”) services to the Funds. For the six months ended December 31, 2023, the Funds accrued CCO servicing fees as follows:

Fund	CCO Service Fees
Value Fund	$4,928
Income Fund	$4,928

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2023 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

Certain officers and a Trustee of the Trust are also employees and officers of M3Sixty.

M3Sixty Distributors, LLC (the “Distributor”) acts as the principal distributor of the Funds . There were no payments made to the Distributor by the Funds for the six months ended December 31, 2023.

The Distributor is not affiliated with the Adviser. The Distributor is an affiliate of M3Sixty.

NOTE 5. LINE OF CREDIT

During the six months ended December 31, 2023, the IMS Funds each respectively entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at SOFR plus 1.500%. Maximum borrowings for each Fund are lesser of $2,000,000 or 10% of the Fund’s daily investments at value. Total borrowings for the Funds cannot exceed $2,000,000 at any time. The current agreement expires on September 1, 2024. Borrowing information as-of and during the six months ended December 31, 2023 were as follows:

	Value Fund	Income Fund
Maximum available bank line of credit as of December 31, 2023	$2,000,000	$1,272,177
Average borrowings for the period	$97,765	$382,136
Average interest rate for the period	6.928%	6.930%
Highest balance drawn during the period	$845,672	$876,020
Interest rate at December 31, 2023	6.941%	6.941%
Line of credit borrowing at December 31, 2023	$—	$112,729

NOTE 6. INVESTMENTS

For the six months ended December 31, 2023 purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund
Purchases	$9,800,461	$27,534,693
Sales	$8,538,744	$26,634,029

As of December 31, 2023, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund
Gross Appreciation	$12,653,243	$235,033
Gross (Depreciation)	(530,470)	(1,025,771)
Net Depreciation on Investments	$12,122,773	$(790,738)
Tax Cost	$33,087,247	$13,512,512

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2023 (Unaudited)

NOTE 6. INVESTMENTS (continued)

The difference between book basis and tax basis unrealized appreciation (depreciation) of the Value Fund’s investments is primarily attributable to the tax deferral of losses on wash sales.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, NFS LLC (“NFS”) and Charles Schwab & Co., Inc. (“Schwab”) held, for the benefit of their customers, greater than 25% of the Funds’ voting securities. As a result, both NFS and Schwab may be deemed to control the Funds. The percentages of voting securities of the Funds held by NFS and Schwab as of December 31, 2023 were as follows:

	Value Fund	Income Fund
NFS	36.83%	35.79%
Schwab	42.53%	57.55%

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund – For the six months ended December 31, 2023 and for the year ended June 30, 2023, the Value Fund paid no distributions.

Income Fund – For the six months ended December 31, 2023, the Income Fund paid monthly distributions totaling $0.070 per share.

For the year ended June 30, 2023, the Income Fund paid monthly distributions totaling $0.150 per share.

The tax characterization of distributions for the six months ended December 31, 2023 and for the fiscal year ended June 30, 2023, were as follows:

Distributions paid from:	Six Months Ended December 31, 2023	Fiscal Year Ended June 30, 2023
Ordinary Income	$413,206	$850,355
Total Distributions paid	$413,206	$850,355

The Funds’ distributable earnings are determined only at fiscal year end. As of June 30, 2023, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Value Fund	Income Fund
Undistributed net investment income	$—	$—
Deferred capital and other losses	(460,147)	—
Accumulated realized capital gains (losses)	(86,071)	(23,317,797)
Net unrealized appreciation (depreciation)	9,332,752	(3,170,663)
	$8,786,534	$(26,488,460)

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2023 (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS (continued)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred capital and other losses” above.

As of June 30, 2023, deferred capital and other losses noted above consist of:

	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$316,548	$143,599
Income Fund	—	—

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At June 30, 2023, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund
No expiration – short-term	$—	$8,143,863
No expiration – long-term	86,071	15,173,934
	$86,071	$23,317,797

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. During the year ended June 30, 2023, the Funds did not utilize any capital loss carryforwards.

NOTE 10. STRUCTURED NOTES

The Income Fund invests in certain structured products, including interest rate or index-linked notes. These structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index or interest rate) or prices of the underlying securities will rise or fall. The actual trading prices of structured notes may be significantly different from the principal amount of the notes. If the Fund sells the structured notes prior to maturity, it may lose some of its principal. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note.

At December 31, 2023, the aggregate value of such securities amounted to $1,950,944 or 15.21% of the net assets of the Income Fund.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2023 (Unaudited)

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Valuation Designee, subject to oversight by the Board. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At December 31 , 2023, the aggregate value of such securities amounted to $1,023,903 or 7.98% of the net assets of the Income Fund.

	Acquisition Date		Principal Amount	Amortized Cost	Value
Broadcom, Inc., 3.50%, due 02/15/2041, 144A	5/23/2023		$600,000	$443,250	$477,279
Staples, Inc., 10.75%, due 04/15/2027, 144A	4/12/2021	(a)	750,000	749,255	546,624
				$1,192,505	$1,023,903

(a)	Additional purchases were made on 6/3/2021 and 12/29/2021.

NOTE 12. SUBSEQUENT EVENTS

On January 16, 2024, the Income Fund declared a dividend of $120,262, which was paid on January 16, 2024.

On February 15, 2024, the Income Fund declared a dividend of $60,596, which was paid on February 15, 2024.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

NOTE 13. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

December 31, 2023 (Unaudited)

NOTE 14. NEW ACCOUNTING PRONOUNCMENTS

In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. For RICs, such as the Funds, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and for delivery free of charge to investors on request. The amendments became effective January 24, 2023 and the compliance date is July 24, 2024. Management is currently evaluating the impact of the new rule.

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments will become effective on April 9, 2024. The compliance date is February 9, 2026 for Funds with more than $1 billion in assets and August 9, 2026 for Funds with less than $1 billion in assets. Management has determined that the Value Fund will be impacted by the rule, and it is currently considering options for compliance with the rule.

TRUSTEES AND OFFICERS – (Unaudited)

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds.  This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at (800) 934-5550.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009–Present).	Seven	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Business Administration Officer, Minnesota Vikings (professional sports organization) (1999–present); Executive Vice President and Chief Financial Officer, MV Ventures, LLC (real estate developer) (2016-present)	Seven	IDX Funds (2015 –2021); FNEX Ventures (1 portfolio) (2018-2020)
Thomas J. Schmidt YOB: 1963	Trustee and Independent Chairman	Since 2018 Since 2022	Principal, Tom Schmidt & Associates Consulting, LLC (2015–present)	Seven	Lind Capital Partners Municipal Credit Income Fund (1portfolio) (2021–present); FNEX Ventures (1 portfolio)(2018-2020)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013–present)	Seven	IDX Funds (2015 –2021)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

TRUSTEES AND OFFICERS – (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020–present); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, IDX Funds (2021–2022); Founder, The Yates Law Firm (2018–2020).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Treasurer	Since 2021	Head of Operations, M3Sixty Administration, LLC (2021-present); Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–2021); Assistant Treasurer, 360 Funds Trust (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, IDX Funds (2017-2021); Assistant Treasurer, WP Funds Trust (2017-2021).	N/A	N/A
Tim Easton YOB: 1968	Anti-Money Laundering Compliance Officer	Since 2024	Chief Operating Officer, M3Sixty Distributors, LLC (2024–present): Head of Transfer Agency, M3Sixty Administration, LLC (2022–present); Self Employed (2020–2022); Head of Sales, M3Sixty Administration, LLC (2019–2020) .	N/A	N/A

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust reimburses each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust are also reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the IMS Family of Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the IMS Family of Funds Paid to Trustees[2]
Independent Trustees
Tom M. Wirtshafter	$2,137	None	None	$2,137
Steven D. Poppen	$2,137	None	None	$2,137
Thomas J. Schmidt	$2,137	None	None	$2,137

Interested Trustee
Randall K. Linscott	None	None	None	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers seven series of shares.

2 Figures are for the six months ended December 31, 2023.

OTHER INFORMATION – (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 934-5550 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 934-5550; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 934-5550; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. For the six months ended December 31, 2023, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Value Fund and Income Fund intend to designate up to a maximum amount of $0 and $413,205, respectively, as taxed at a maximum rate of 20%.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2024 to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

IMS Capital Management, Inc.

8995 S.E. Otty Road,

Portland, OR 97086

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

M3Sixty Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Huntington National Bank
41 South Street
Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: March 6, 2024